Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2019
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
40 Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
> Refer to “Note 43 – Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)” in VI – Consolidated financial statements – Credit Suisse Group for further information.